Short-Term Borrowings - Reconciliation of liabilities to cash flows arising from financing activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
IFRS Statement [Line Items]
Balance at beginning of year	$ 10,454	$ 4,220
Increase (decrease) through financing cash flows, liabilities arising from financing activities	4,668	2,608
Balance at end of year	15,860	10,454
Beginning balance	104,000
Other changes:
Ending Balance	151,400	104,000
Short-term borrowings [member]
IFRS Statement [Line Items]
Beginning balance	104,000
Other changes:
Ending Balance	151,400	104,000
Unsecured Borrowings
IFRS Statement [Line Items]
Beginning balance	0	57,339
Change from financing activities:
Proceeds from borrowings	15,000	208,137
Repayments of borrowings	(15,000)	(265,355)
Total changes from financing activities	0	(57,218)
Other changes:
Effect of exchange rate changes		(121)
Total liability-related other changes		(121)
Ending Balance	0	0
Secured Borrowings
IFRS Statement [Line Items]
Beginning balance	104,000	164,000
Change from financing activities:
Proceeds from borrowings	611,600	278,000
Repayments of borrowings	(564,200)	(338,000)
Total changes from financing activities	47,400	(60,000)
Other changes:
Effect of exchange rate changes		0
Total liability-related other changes		0
Ending Balance	$ 151,400	$ 104,000